Offsets	Oct. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-37872
Initial Filing Date	Oct. 30, 2026
Fee Offset Claimed	$ 24,539.77
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Priority Technology Holdings, Inc.
Form or Filing Type	SC 14A
File Number	001-37872
Filing Date	Oct. 30, 2026
Fee Paid with Fee Offset Source	$ 24,539.77
Offset Note	No fee offsets are claimed in connection with this filing. The filing fee reported in Table 1 is paid in full with this filing.